Shareholders’ Equity	12 Months Ended
Apr. 30, 2026
Shareholders’ Equity [Abstract]
Shareholders’ equity

Note 14 – Shareholders’ equity

Ordinary shares

The Company is a stock company incorporated in Japan pursuant to the laws of Japan on May 1, 2018. As of April 30, 2025 and 2026, the number of outstanding shares is 15,076,900 and 33,872,687, respectively.

During the year ended April 30, 2026, the Company issued 175,952 ordinary shares in a private placement, 15,570,835 ordinary shares upon exercises of pre-funded, investor and placement-agent warrants, and 3,049,000 ordinary shares in connection with the acquisition of PML. The resulting share-count rollforward is presented below.

On August 27, 2025, the Company entered into an investment agreement with a non-U.S. investor to issue 175,952 ordinary shares at JPY84 (USD0.54) per share for gross proceeds of JPY14,779,968 (USD94,344). The private placement closed on September 16, 2025.

On April 30, 2026, the Company completed the issuance of 3,049,000 ordinary shares to former shareholders of PML in connection with the Acquisition.

Ordinary share activity	Shares
Balance, April 30, 2025	15,076,900
Private placement	175,952
Warrant exercises	15,570,835
Shares issued in connection with Acquisition	3,049,000
Balance, April 30, 2026	33,872,687

Series P preference shares

In connection with the acquisition of PML, the Company issued 53,051,000 Series P preference shares during the year ended April 30, 2026. As of April 30, 2026, 53,051,000 Series P preference shares were issued and outstanding, with a carrying amount of JPY3,390,827,370 (USD21,644,500). See Note 4 for additional information regarding the Acquisition.

Capital reduction

On April 30, 2026, the Company’s shareholders approved an amendment to its equity structure whereby the Company reduced capital associated with ordinary shares with a corresponding increase to additional paid-in capital of JPY793,322,924 (USD 5,063,979) with an effective date of April 30, 2026 in order to lessen the Company’s tax and administrative costs and ensuring the Company maintains flexibility in its capital structure. There was no net effect in the Company’s net assets as a result of this transaction.

Warrants

On October 15, 2025, the Company completed the initial closing of private placement offering whereby the Company sold and issued to several investors in an initial closing (i) pre-funded warrants of the Company to purchase up to an aggregate of 12,019,235 ordinary shares, at an exercise price of $0.0001 per ordinary share, with each ordinary share representing one-fifth American Depositary Shares of the Company (“ADSs”), and (ii) warrants of the Company to purchase up to an aggregate of 12,019,235 ordinary shares, with each ordinary share representing one-fifth ADSs, at an exercise price of $0.544 per ordinary share, for a total purchase price of $5,000,001.76.

The warrants were immediately exercisable on the date of issuance and will expire when exercised in full and the ordinary warrants were immediately exercisable and expire on October 9, 2030. Each investor’s ability to exercise the warrants is subject to certain 4.99% and 9.99% beneficial ownership limitation provisions.

The Company engaged Alexander Capital L.P. as the Company’s placement agent for the offering and issued to Alexander an ordinary warrant to purchase up to 480,770 ordinary shares, with each ordinary share representing one-fifth ADSs, at an exercise price of $0.416 per ordinary share, which are immediately exercisable and expire five years from issuance.

Net cash proceeds of JPY653,075,244 (USD 4.17 million) from the issuance of pre-funded warrants after deducting placement agent fees and other expenses of the offering, was credited to the additional paid-in capital account on the balance sheet.

On November 18, 2025, the Company completed a second closing for a private placement offering (i) pre-funded warrants of the Company to purchase up to an aggregate of 5,000,000 ordinary shares, with each ordinary share representing one-fifth ADSs, at an exercise price of $0.0001 per ordinary share, and (ii) ordinary warrants of the Company to purchase up to an aggregate of 5,000,000 ordinary shares, at an exercise price of $0.544 per ordinary share, with each ordinary share representing one-fifth American Depositary Shares of the Company (“ADSs”), for a total purchase price of $2,080,000.

The warrants were immediately exercisable on the date of issuance and will expire when exercised in full and the ordinary warrants were immediately exercisable. Each investor’s ability to exercise the warrants is subject to certain 4.99% and 9.99% beneficial ownership limitation provisions.

The Company engaged Alexander Capital L.P. as the Company’s placement agent for the offering and issued to Alexander an ordinary warrant to purchase up to 200,000 ordinary shares, with each ordinary share representing one-fifth ADSs, at an exercise price of $0.416 per ordinary share, which are immediately exercisable and expire five years from issuance.

Net cash proceeds of JPY321,931,200 (USD 2.05 million) from the issuance of warrants, after deducting placement agent fees and other expenses of the offering, was credited to additional paid-in capital on the balance sheet.

On January 20, 2026, the Company issued Sigma9 Capital Ltd. warrants to purchase 2,500,000 ADSs, representing 12,500,000 ordinary shares. The warrants are exercisable at US$5.00 per ADS and have a three-year term.

FY2026 warrant class	Issued	Exercised	Outstanding Apr. 30, 2026	Exercise price
Pre-funded warrants	17,019,235	13,737,595	3,281,640	US$0.0001/share
Ordinary investor warrants	17,019,235	1,611,990	15,407,245	US$0.544/share
Placement-agent warrants	680,770	221,250	459,520	US$0.416/share
Sigma9 strategic warrants	12,500,000	-	12,500,000	US$5.00/ADS
Total FY2026 warrants	47,219,240	15,570,835	31,648,405